PRUDENTIAL INVESTMENT PORTFOLIOS 8

Gateway Center Three, 4th floor
100 Mulberry Street

Newark, New Jersey 07102

November 24, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	497(j) Filing for PRUDENTIAL INVESTMENT PORTFOLIOS 8

Registration numbers 033-48066 and 811-06677

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on November 24, 2014.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary